Income Tax (Schedule of Components of Income Taxes) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (income)
Current year	₪ 19	₪ 14	₪ 27
Adjustments for prior years, net	(3)	1	(1)
Current tax expense (income)	16	15	26
Deferred tax expense (income)
Creation and reversal of temporary differences	(39)	(21)	14
Change in tax rate
Deferred tax expense (income)	(39)	(21)	14
Tax on income (tax benefit)	₪ (23)	₪ (6)	₪ 40